Trade and other receivables - Ageing of trade receivables and provision for impairment (Details) - Trade receivables - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Gross
Trade and other receivables
Financial assets	£ 692	£ 692
Gross | Not due
Trade and other receivables
Financial assets	286	290
Gross | Overdue by less than 1 month
Trade and other receivables
Financial assets	158	155
Gross | Overdue by between 1 and 3 months
Trade and other receivables
Financial assets	111	117
Gross | Overdue by between 3 and 6 months
Trade and other receivables
Financial assets	56	55
Gross | Overdue by between 6 and 12 months
Trade and other receivables
Financial assets	36	38
Gross | Overdue by more than 12 months
Trade and other receivables
Financial assets	45	37
Accumulated impairment
Trade and other receivables
Financial assets	(70)	(70)	£ (50)
Accumulated impairment | Not due
Trade and other receivables
Financial assets	(3)	(4)
Accumulated impairment | Overdue by less than 1 month
Trade and other receivables
Financial assets	(3)	(4)
Accumulated impairment | Overdue by between 1 and 3 months
Trade and other receivables
Financial assets	(5)	(6)
Accumulated impairment | Overdue by between 3 and 6 months
Trade and other receivables
Financial assets	(9)	(8)
Accumulated impairment | Overdue by between 6 and 12 months
Trade and other receivables
Financial assets	(15)	(18)
Accumulated impairment | Overdue by more than 12 months
Trade and other receivables
Financial assets	£ (35)	£ (30)